Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(In millions)

2014	$106.5
2015	80.2
2016	51.5
2017	36.2
2018	25.8
Thereafter	54.2

$354.4